Cover	Mar. 30, 2026
Document Type	8-K
Document Period End Date	Mar. 30, 2026
Entity Registrant Name	Fermi Inc.
Entity Incorporation, State or Country Code	TX
Entity File Number	001-42888
Entity Tax Identification Number	33-3560468
Entity Address, Address Line One	620 S. Taylor St.
Entity Address, Address Line Two	Suite 301
Entity Address, City or Town	Amarillo
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	79101
City Area Code	214
Local Phone Number	894-7855
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0002071778
Amendment Flag	false
Common Stock, $0.001 par value
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	FRMI
Security Exchange Name	NASDAQ
Common Stock 0. 001 Par Value 1
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	FRMI